DUE FROM RELATED PARTIES (Details Textual) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Xi Ming Sun [Member]	Dec. 31, 2011 Xi Ming Sun [Member]	Dec. 31, 2011 Hyt And Zx [Member]
Proceeds From Equity Interest Sold				$ 10,526,095
Percentage Of Equity Interest Sold					100.00%
Refund Of Proceeds From Equity Interest Sold				8,969,078
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable	0	38,056,750		38,056,750
Noncash or Part Noncash Divestiture, Amount of Consideration Received	0	5,386,233	5,386,233
Proceeds from Sale of Available-for-sale Securities, Equity					45,000,000
Due from Related Parties, Current	$ 0	$ 15,820,752	$ 0	$ 5,386,233